NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements (Policies)	Sep. 30, 2023
September 30, 2023
Fair Value Measurements

Fair Value Measurements

The Company adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures”, which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The derivative liability in connection with the conversion feature of the convertible debt, classified as a Level 3 liability, is the only financial liability measure at fair value on a recurring basis. If the convertible debt is viewed as short-term, management chooses to expense the full debt discount in the period incurred is recorded as a gain or loss in the consolidated statement of operations.

The Company measures and reports certain financial instruments as liabilities at fair value on a recurring basis.  The fair value of these instruments as of September 30, 2023 and December 31, 2022 was as follows:

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2021	$92,527	-	-	$92,527
Derivative liability	102,011	-	-	102,011
Fair Value at December 31, 2022	$102,011	-	-	$102,011
Derivative liability	135,698	-	-	135,698
Fair Value at September 30, 2023	$135,698	-	-	$135,698

September 30, 2023

	Level 1	Level 2	Level 3	Total
Derivative liability	-	-	135,698	$135,698

December 31, 2022

	Level 1	Level 2	Level 3	Total
Derivative liability	-	-	102,011	$102,011

The details of derivative liability transactions for the period ended September 30, 2023 and December 31, 2022 are as follows:

The change in Level 3 financial instrument fair value is as follows:

Balance, December 31, 2021	$ 92,527
Issued during the months ended December 31, 2022	264,952
Derivative liabilities debt premium	(43,269)
Change in fair value recognized in operations	(212,199)
Converted during the months ended December 31, 2022	(0)
Balance, December 31, 2022	$ 102,011
Issued during the months ended September 30, 2023	145,067
Derivative liabilities debt discount	29,167
Change in fair value recognized in operations	(102,375)
Converted during the months ended September 30, 2023	(38,172)
Balance, September 30, 2023	$ 135,698

The Company did not transfer any assets or liabilities measured at fair value on a recurring basis between levels during the period ending September 30, 2023 and December 31, 2022.

The Company determines the fair value of the derivative liability based on Level 3 inputs using the Black-Scholes option pricing model.  The significant unobservable input assumptions that can significantly change the fair value includes common share price; amount of principal and accrued interest convertible into shares as of the conversion date, and the number of shares issuable upon conversion; expected exercise price; expected term; volatility; and risk-free interest rate.

December 31, 2022
Fair Value Measurements

Fair Value Measurements

The Company adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures”, which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The derivative liability in connection with the conversion feature of the convertible debt, classified as a Level 3 liability, is the only financial liability measure at fair value on a recurring basis.

The Company measures and reports certain financial instruments as liabilities at fair value on a recurring basis.  The fair value of these instruments as of December 31, 2022 and 2021 was as follows:

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2020	$7,202	-	-	$7,202
Derivative liability	$92,527	-	-	$92,527
Fair Value at December 31, 2021	$92,527	-	-	$92,527
Derivative liability	$102,011	-	-	$102,011
Fair Value at December 31, 2022	$102,011	-	-	$102,011

December 31, 2022

	Level 1	Level 2	Level 3	Total
Derivative liability	-	-	102,011	$102,011

December 31, 2021

	Level 1	Level 2	Level 3	Total
Derivative liability	-	-	92,527	$92,527

The Company did not transfer any assets or liabilities measured at fair value on a recurring basis between levels during the years ending December 31, 2022 and 2021.

The Company determines the fair value of the derivative liability based on Level 3 inputs using the Black-Scholes option pricing model.  The significant unobservable input assumptions that can significantly change the fair value includes common share price; amount of principal and accrued interest convertible into shares as of the conversion date, and the number of shares issuable upon conversion; expected exercise price; expected term; volatility; and risk-free interest rate.

The details of derivative liability transactions for the year ended December 31, 2022 and 2021 are as follows:

The change in Level 3 financial instrument is as follows:

Balance, January 1, 2021	$7,202
Issued during the months ended December 31, 2021	1,008,543
Derivative liabilities debt discount	442,764
Change in fair value recognized in operations	(163,781)
Converted during the months ended December 31, 2021	(1,202,201)
Balance, December 31, 2021	92,527
Issued during the months ended December 31, 2022	264,952
Derivative liabilities debt premium	(43,269)
Change in fair value recognized in operations	(212,199)
Converted during the months ended December 31, 2022	(0)
Balance, December 31, 2022	$102,011